SCHEDULE OF REVENUES BY GEOGRAPHIC REGIONS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Consolidated	$ 4,654,270	$ 4,278,983
UNITED STATES
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Consolidated	697,032	629,028
Republic of China (Taiwan) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Consolidated	$ 3,957,238	$ 3,649,955